Breakdown of expenses by nature - Summary of Depreciation, Amortization and Impairments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation, Amortization and Impairments [Line Items]
Depreciation of property, plant and equipment	€ 16,727	€ 5,623
Impairments of property, plant and equipment	701	354	€ 466
Reversal of impairments	(679)	(381)	0
Depreciation of right-of-use assets	6,710	3,408	1,805
Amortization of intangible assets	3,691	2,720
Cost Of Sales, Selling, And Distribution Expenses, General And Administrative Expenses
Depreciation, Amortization and Impairments [Line Items]
Total	27,150	11,724	10,317
Cost of Sales
Depreciation, Amortization and Impairments [Line Items]
Depreciation of property, plant and equipment	16,542	5,417	4,024
Impairments of property, plant and equipment	701	354	466
Reversal of impairments	(679)	(381)	0
Depreciation of right-of-use assets	886	141	141
Amortization of intangible assets	2,883	2,623	3,404
Selling and distribution Expenses
Depreciation, Amortization and Impairments [Line Items]
Depreciation of right-of-use assets	148	92	153
Amortization of intangible assets	231	0	0
General and administrative expenses
Depreciation, Amortization and Impairments [Line Items]
Depreciation of property, plant and equipment	185	206	285
Depreciation of right-of-use assets	5,676	3,175	1,511
Amortization of intangible assets	€ 577	€ 97	€ 333